Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments [Abstract]
Schedule of Future Minimum Lease Payments
As of December 31, 2016, minimum lease payments under all non-cancellable leases were as follows:

Year ended
December 31, 2016
RMB

2017	68,980
2018	56,037
2019	53,183
2020	49,317
2021 and after	111,973

Total lease commitment	339,490